Accounts and Other Receivables (Tables)	9 Months Ended
Sep. 30, 2016
Receivables [Abstract]
Schedule of Accounts and Other Receivables
As of September 30, 2016 and December 31, 2015, accounts and other receivables consisted of the following (in thousands):

	September 30,	December 31,
	2016	2015
Trade receivable	$38,432	$—
Interest receivable	53	7
Other accounts receivable	12,481	570
Total accounts and other receivables	$50,966	$577